Item 1. Report to Shareholders

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND SHORT-TERM TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 2/29/04

Maryland Short-Term Tax-Free Bond Fund $14,786

Lipper Short Municipal Debt Funds Average $14,746

Lehman Brothers 3-Year State GO Bond Index $16,217

   Lehman Brothers              Lipper Short                   Maryland
      3-Year State                 Municipal                 Short-Term
           GO Bond                Debt Funds                   Tax-Free
             Index                   Average                  Bond Fund

2/94    $   10,000                $   10,000                 $   10,000

2/95        10,262                    10,214                     10,264

2/96        11,090                    10,847                     10,930

2/97        11,582                    11,268                     11,286

2/98        12,196                    11,803                     11,800

2/99        12,837                    12,331                     12,327

2/00        13,016                    12,508                     12,470

2/01        14,017                    13,270                     13,292

2/02        14,936                    13,916                     13,999

2/03        15,773                    14,448                     14,505

2/04        16,217                    14,746                     14,786


Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended 2/29/04                           1 Year     5 Years    10 Years
--------------------------------------------------------------------------------
Maryland Short-Term Tax-Free Bond Fund           1.94%       3.70%       3.99%

Lipper Short Municipal Debt Funds Average        2.11        3.57        3.96

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Maryland Short-Term Tax-Free Bond Fund generated a respectable 1.94% return for the 12 months ended February 29, 2004. As shown in the table on the preceding page, we modestly lagged the Lipper Short Municipal Debt Funds Average during the latest 12-month period but slightly outperformed the Lipper yardstick for the past five and 10 years. Over the past 12 months, we were challenged to find high-quality, short-term Maryland bonds with three-year maturities.

As you know, the fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes, consistent with modest fluctuation in principal value, by investing primarily in short-term, investment-grade Maryland municipal bonds.



Major Index Returns
--------------------------------------------------------------------------------
Period Ended 2/29/04                            12-Month Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Index                     4.54%

Lehman Brothers Municipal Bond Index                     6.30

Lehman Brothers High Yield
Municipal Bond Index                                    16.15


The Major Index Returns table shows how various bond indexes performed over the fund's fiscal year. The broad-based Lehman Brothers U.S. Aggregate Index of taxable investment-grade bonds underperformed Lehman's municipal bond index over the 12-month period. And as shown in the table, high-yield municipal bonds generated far and away the best total return over the past year.

This table shows various fund details as of February 29, 2004, compared with one year earlier. The portfolio's weighted average maturity climbed to 2.5 years from 2.0, and duration rose to 2.1 years. The portfolio's average quality of its holdings was unchanged from one year ago at AA+. Despite the falling interest rate environment, we were able to boost the fund's 30-day standardized yield to maturity from year-ago levels.

We added to our weighting in general obligation bonds over the past 12 months, which now account for slightly more than half of the portfolio's assets. We also modestly increased our holdings in hospital revenue and trimmed our allocation in solid waste revenue and prerefunded bonds.


Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                             2/28/03       2/29/04
--------------------------------------------------------------------------------

Price Per Share                             $5.30         $5.28

Dividends Per Share
for 12 Months                                0.15          0.12

30-Day Standardized
Yield to Maturity                            1.07%         1.21%

Weighted Average
Maturity (years)                             2.0           2.5

Weighted Average Effective
Duration (years)                             1.9           2.1

Weighted Average Quality *                   AA+           AA+

*    Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.


Top 5 Sectors
--------------------------------------------------------------------------------
Periods Ended                            2/28/03       2/29/04
--------------------------------------------------------------------------------
General Obligation - Local                  30.9%         37.1%

General Obligation - State                  15.9          14.1

Hospital Revenue                             9.3           9.5

Solid Waste Revenue                          8.5           7.7

Prerefunded Bonds                            7.5           6.9


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com).

These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                               Year
                              Ended
                            2/29/04   2/28/03   2/28/02   2/28/01   2/29/00
NET ASSET VALUE

Beginning of period         $  5.30   $  5.26   $  5.17   $  5.04   $  5.17

Investment activities

  Net investment
  income (loss)                0.12      0.15      0.18      0.20*     0.19*

  Net realized and
  unrealized gain (loss)      (0.02)     0.04      0.09      0.13     (0.13)

  Total from
  investment activities        0.10      0.19      0.27      0.33      0.06

Distributions
  Net investment income       (0.12)    (0.15)    (0.18)    (0.20)    (0.19)

NET ASSET VALUE

End of period               $  5.28   $  5.30   $  5.26   $  5.17   $  5.04
                           --------------------------------------------------

Ratios/Supplemental Data

Total return^                  1.94%     3.62%     5.32%     6.60%*    1.16%*

Ratio of total expenses
to average net assets          0.53%     0.54%     0.59%     0.60%*    0.60%*

Ratio of net investment
income (loss) to average
net assets                     2.31%     2.76%     3.45%     3.85%*    3.70%*

Portfolio turnover
rate                           35.5%     31.9%     23.8%     29.2%     41.4%

Net assets, end of period
(in thousands)              $251,648  $229,461  $158,145  $117,477  $124,135



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.60% contractual expense limitation in effect through 2/28/03.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                               Par         Value
--------------------------------------------------------------------------------
                                                                 ($ 000s)

MARYLAND  94.8%

Allegany County PCR, Meadwestvaco Corp.,
5.90%, 7/1/04                                               1,000       1,011

Anne Arundel County, GO, 5.00%, 3/1/07                        525         577

Baltimore City
       Board of Ed. Administration, COP
             5.25%, 4/1/04 (MBIA Insured)                   2,160       2,169

             5.25%, 4/1/05 (MBIA Insured)                   2,025       2,118

Baltimore City School Board, GO
             5.00%, 5/1/05                                  1,870       1,958

             5.00%, 5/1/07                                  1,000       1,105

Baltimore County, GO
             5.50%, 8/1/04                                  1,000       1,019

       Consolidated Public Improvement
             5.00%, 6/1/05                                  1,000       1,050

             5.50%, 6/1/04                                  1,000       1,012

       Metropolitan Dist. 66th Issue,
       5.00%, 7/1/07                                          195         217

       Partnership Equipment Acquisition,
       4.00%, 8/1/05                                        3,695       3,851

       Public Improvement, 5.00%, 6/1/07                    2,175       2,412

       Refunding Pension, 5.00%, 8/1/09                       750         844

Baltimore County Economic Dev.,
Maryvale Preparatory School 6.50%, 5/1/08                     780         778

Calvert County, GO
             5.00%, 7/15/09                                 3,450       3,920

             5.375%, 1/1/07 (Tender 1/1/06)                   275         298

Easton, GO, 5.00%, 9/1/07 (MBIA Insured)                    1,215       1,355

Frederick County, GO, 5.00%, 7/1/04                         2,505       2,539

Harford County, GO,
Consolidated Public Improvement
5.00%, 12/1/10                                              2,765       3,186

Howard County, GO
       Consolidated Public Improvement
             5.00%, 2/15/06                                   700         751

             5.00%, 8/15/08                                 2,000       2,259

       Metropolitan Dist. Project
             5.00%, 8/15/08                                 1,075       1,214

             5.00%, 8/15/10                                 1,295       1,487

       Public Improvement, 5.00%, 8/15/07                     750         836

Maryland, GO
      Capital Improvement
             5.25%, 3/1/06                                  1,050       1,134

             5.25%, 3/1/08                                  5,000       5,643

       State & Local Fac.
             5.00%, 7/15/04                                 2,975       3,021

             5.00%, 2/1/05                                  3,000       3,112

             5.00%, 7/15/05                                 1,500       1,582

             5.00%, 2/1/06                                  2,600       2,787

             5.00%, 7/15/06                                   650         707

             5.00%, 3/1/07                                  1,850       2,036

             5.00%, 7/15/07                                 3,700       4,113

             5.00%, 8/1/09                                  2,075       2,365

             5.20%, 3/15/04                                 1,740       1,744

             5.25%, 7/15/05                                 1,650       1,746

             5.25%, 7/15/06                                 4,000       4,372

             5.50%, 3/1/10                                  1,000       1,169

Maryland DOT
             4.00%, 12/15/05                                2,000       2,102

             5.00%, 9/1/04                                  3,000       3,062

             5.00%, 10/15/05 #                              1,050       1,113

             5.25%, 9/1/05                                  1,085       1,153

             5.25%, 2/1/08                                  2,700       3,034

Maryland Economic Dev. Corp.
       Associated Jewish Charities
             5.50%, 7/15/04                                   340         344

             5.50%, 7/15/05                                   360         376

             5.50%, 7/15/06                                   380         407

             5.50%, 7/15/07                                   400         434

       Federation of American Societies,
       VRDN (Currently 0.99%)                                 400         400

       Maryland Aviation Admin.
             5.00%, 6/1/08 (FSA Insured) #                  1,425       1,583

             5.00%, 6/1/09 (FSA Insured) #                  2,395       2,673

       Univ. Village at Sheppard Pratt
             4.40%, 7/1/05 (ACA Insured)                      250         260

             4.55%, 7/1/06 (ACA Insured)                      250         266

       Waste Management, 4.65%, 4/1/16 (Tender 4/1/04) #    1,200       1,203

Maryland Energy Fin. Admin., Baltimore Wastewater
5.75%, 12/1/04 #                                            2,570       2,647

Maryland HHEFA
       VRDN (Currently 0.95%)                               1,300       1,300

       Board of Child Care
             5.00%, 7/1/04                                  1,000       1,013

             5.00%, 7/1/05                                  1,010       1,061

       Broadmead, 4.90%, 7/1/04                               250         253

       Calvert Memorial Hosp.,                                275         300
       4.75%, 7/1/09

       Johns Hopkins Hosp.
             5.00%, 8/1/04                                  3,500       3,559

             5.00%, 8/1/06                                  2,665       2,892

             5.00%, 5/15/08                                 1,640       1,827

       Johns Hopkins Univ.
             6.00%, 7/1/07                                  1,000       1,141

             6.00%, 7/1/39                                  4,195       5,018
             (Prerefunded 7/1/09!)

       Kennedy Krieger Institute
             6.00%, 7/1/04                                    405         412

             6.00%, 7/1/05                                    430         456

       Memorial Hosp. at Easton
             5.00%, 7/1/04 (MBIA Insured)                     410         415

             5.00%, 7/1/05 (MBIA Insured)                     430         453

       Mercy Medical Center, 5.15%,
       7/1/04 (FSA Insured)                                   250         254

       Mercy Ridge Retirement Community,
       5.00%, 4/1/08                                        2,000       2,072

       Sheppard & Enoch Pratt Foundation
             1.25%, 7/1/28 (RAA Insured)                    5,500       5,500

             5.00%, 7/1/05                                  1,000       1,048

             5.00%, 7/1/06                                  1,300       1,398

       Univ. of Maryland Medical System
             5.00%, 7/1/04                                  1,000       1,012

             5.00%, 7/1/05                                  1,020       1,069

             6.00%, 7/1/05                                    250         264

Maryland IDA, Sheppard & Enoch Pratt Foundation
2.00%, 12/31/11 (Tender 1/1/05)                             1,605       1,607

Maryland National Capital Park &
Planning Commission, GO
       Prince Georges County
             1.00%, 5/1/22, VR                              3,000       3,000

             6.25%, 1/15/07                                 1,250       1,413

Maryland Transportation Auth., 5.80%, 7/1/06                4,000       4,409

Montgomery County, GO
             4.75%, 2/1/05                                  1,320       1,366

             5.00%, 10/1/05                                 2,000       2,124

             5.00%, 7/1/10                                  1,130       1,296

             5.10%, 4/1/04                                    380         381

             6.30%, 4/1/04                                    950         955

       Consolidated Public Improvement
             5.375%, 1/1/07                                   250         277

             5.60%, 7/1/04                                  5,000       5,080

             5.70%, 7/1/05                                    965       1,025

Montgomery County
             COP, 4.00%, 6/1/04                             3,000       3,023

       Consolidated Public Improvement
             5.375%, 5/1/11 (Prerefunded 5/1/07!)             500         568

             5.375%, 5/1/13 (Prerefunded 5/1/07!)           1,160       1,318

             5.50%, 4/1/13 (Prerefunded 4/1/06!)            3,400       3,763

             5.50%, 4/1/16 (Prerefunded 4/1/06!)            3,000       3,321

Northeast Maryland Waste Disposal Auth.
       Montgomery County Resources Fac.
             5.25%, 4/1/09 (AMBAC Insured) #                4,850       5,450

             5.80%, 7/1/04 (MBIA Insured) #                 2,875       2,921

             5.80%, 7/1/04 #                                  900         913

             5.90%, 7/1/05 #                                2,250       2,369

             6.00%, 7/1/06 #                                4,170       4,528

Ocean City, GO, 5.00%, 3/1/07 (MBIA Insured)                3,440       3,781

Prince Georges County, GO
       Consolidated Public Improvement
             5.00%, 5/15/04                                 5,000       5,043

             5.00%, 5/15/05 (FSA Insured)                   1,000       1,048

             5.00%, 5/15/07 (FSA Insured)                   3,930       4,343

             5.00%, 10/1/07                                 2,000       2,234

             5.50%, 3/15/16 (Tender 3/15/06)
             (MBIA Insured)                                   535         586

Prince Georges County, Equipment Acquisition Program,
COP 4.50%, 6/15/05 (MBIA Insured)                           1,065       1,113

Prince Georges County Solid Waste Management Systems
5.00%, 6/15/06 (MBIA Insured)                               1,750       1,896

Queen Annes County, GO, School & Public Fac.,
5.125%, 1/15/09 (FGIC Insured)                              1,530       1,733

Univ. of Maryland
       Auxiliary Fac. & Tuition
             5.00%, 4/1/04                                  2,000       2,008

             5.00%, 4/1/05                                  3,325       3,470

             5.00%, 4/1/06                                  2,500       2,691

             5.00%, 4/1/09                                  3,000       3,392

Washington County, GO, Public Improvement,
5.00%, 1/1/06 (FSA Insured)                                 3,025       3,233

Washington Suburban Sanitary Dist., GO
             4.00%, 6/1/04                                    350         353

             4.50%, 6/1/05                                  4,385       4,575

             5.00%, 6/1/05                                  3,150       3,307

             5.00%, 6/1/06                                  5,000       5,417

             5.00%, 6/1/07                                    885         979

             5.00%, 6/1/09                                  3,800       4,319

             5.25%, 6/1/08                                  1,030       1,169

             6.25%, 6/1/08 (Prerefunded 6/1/04!)            1,000       1,014

Washington Suburban Sanitary Dist.
             6.10%, 6/1/07 (Prerefunded 6/1/04!)              500         507

             6.60%, 6/1/15 (Prerefunded 6/1/04!)            1,000       1,015

Worcester County, GO,
Consolidated Public Improvement
5.10%, 8/1/04                                               1,000       1,018

Total Maryland (Cost  $234,585)                                       238,622

DISTRICT OF COLUMBIA  0.5%

Washington Metropolitan Area Transit Auth.,
6.00%, 7/1/09 (FGIC Insured)                                1,000       1,186


Total District of Columbia (Cost  $1,128)                               1,186

PUERTO RICO  4.9%

Children's Trust Fund, Tobacco Settlement,
4.90%, 7/1/05 (Escrowed to Maturity)                          585         615

Puerto Rico Electric Power Auth.
             4.00%, 7/1/05                                  3,760       3,905

             5.00%, 7/1/06                                  3,000       3,244

Puerto Rico Highway & Transportation Auth.,
5.00%, 7/1/26 (Tender 7/1/10) (FSA Insured)                 2,000       2,286

Puerto Rico Municipal Fin. Agency, GO, 5.50%, 8/1/07
(FSA Insured)                                               2,000       2,258

Total Puerto Rico (Cost  $11,984)                                      12,308

Total Investments in Securities

100.2% of Net Assets (Cost  $247,697)                                $252,116
                                                                     --------



(ss.) Denominated in U.S. dollar unless otherwise noted

#    Interest subject to alternative minimum tax

!    Used in determining portfolio maturity

ACA  American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

COP  Certificates of Participation

DOT  Department of Transportation

FGIC Financial Guaranty Insurance Company

FSA  Financial Security Assurance Inc.

GO   General Obligation

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

RAA  Radian Asset Assurance Inc.

VR   Variable Rate

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Total investments in securities, at value (cost $247,697)         $   252,116

Other assets                                                            4,089

Total assets                                                          256,205

Liabilities

Total liabilities                                                       4,557

NET ASSETS                                                        $   251,648
                                                                  -----------

Net Assets Consist of:

Undistributed net investment income (loss)                        $         2

Net unrealized gain (loss)                                              4,419

Paid-in-capital applicable to 47,619,406 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                 247,227

NET ASSETS                                                        $   251,648
                                                                   -----------

NET ASSET VALUE PER SHARE                                         $      5.28
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                       2/29/04
Investment Income (Loss)

Interest income                                                     $   6,936

Expenses

  Investment management                                                 1,023

  Custody and accounting                                                  112

  Shareholder servicing                                                   105

  Legal and audit                                                          15

  Prospectus and shareholder reports                                       14

  Registration                                                             10

  Directors                                                                 5

  Miscellaneous                                                             5

  Total expenses                                                        1,289

Net investment income (loss)                                            5,647

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                    135

Change in net unrealized gain (loss) on securities                       (827)

Net realized and unrealized gain (loss)                                  (692)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   4,955
                                                                    ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          2/29/04      2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income                                $   5,647    $   5,265

  Net realized gain (loss)                                   135          223

  Change in net unrealized gain or loss                     (827)       1,517

  Increase (decrease) in net assets                        4,955        7,005
  from operations

Distributions to shareholders

  Net investment income                                   (5,647)      (5,265)

Capital share transactions *

  Shares sold                                            111,864      125,639

  Distributions reinvested                                 4,473        4,382

  Shares redeemed                                        (93,458)     (60,445)

  Increase (decrease) in net assets
  from capital share transactions                         22,879       69,576

Net Assets

Increase (decrease) during period                         22,187       71,316

Beginning of period                                      229,461      158,145

End of period                                          $ 251,648    $ 229,461
                                                       ----------------------

*Share information

  Shares sold                                             21,214       23,879

  Distributions reinvested                                   849          832

  Shares redeemed                                        (17,740)     (11,485)

  Increase (decrease) in shares outstanding                4,323       13,226


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 29, 1993. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term, aggregated $115,908,000 and $85,277,000 respectively, for the year ended February 29, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $5,647,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Unrealized appreciation                                       $     4,427,000

Unrealized depreciation                                                (8,000)

Net unrealized appreciation (depreciation)                          4,419,000

Undistributed tax-exempt income                                         2,000

Paid-in capital                                                   247,227,000

Net assets                                                    $   251,648,000
                                                              ---------------

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------
Undistributed net realized gain                               $     (135,000)

Paid-in capital                                                      135,000


At February 29, 2004, the cost of investments for federal income tax purposes was $247,697,000.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004 the effective annual group fee rate was 0.32%, and investment management fee payable totaled $82,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $134,000 for the year ended February 29, 2004, of which $11,000 was payable at period-end.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of Maryland Short-Term Tax-Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Short-Term Tax-Free Bond Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $135,000 from long-term capital gains subject to the 15% rate gains category

o    $5,638,000 which qualified as exempt-interest dividends.


Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Maryland Short-Term Tax-Free Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1986                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1986

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Senior Advisor
1992                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company


* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies


William T. Reynolds,          Director and Vice President, T. Rowe
CFA, CIC                      Price and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1991
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1986                          President, T. Rowe Price Group, Inc.;
[111]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, State Tax-Free
                              Income Trust

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price  and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of the
1997                          Board, Director, and Vice President,  T. Rowe
[111]                         Price Group, Inc.; Chairman of the Board and
                              Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company

Linda A. Brisson (1959)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, State Tax-Free Income        Price Group, Inc., and T. Rowe Price
Trust                                   Investment Services, Inc.

Jonathan M. Chirunga (1966)             Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price Trust
Income Trust                            Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Trust Company
Income Trust

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price
Income Trust                            Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
State Tax-Free Income
Trust

Marcy M. Lash (1963)                    Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Alan D. Levenson (1958)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, State Tax-Free Income        Price and T. Rowe Price Investment
Trust                                   Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
State Tax-Free Income Trust

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, State Tax-Free          T. Rowe Price Group, Inc., and
Income Trust                            T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Mary J. Miller, CFA (1955)              Vice President, T. Rowe Price and
President, State Tax-Free Income        T. Rowe Price Group, Inc.
Trust

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company; Director, Vice President,
                                        and Chief Investment Officer, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,288                $8,249
     Audit-Related Fees                         707                    --
     Tax Fees                                 2,311                 2,086
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004